PROPERTY AND EQUIPMENT: (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT: [Abstract]
Schedule of property and equipment
	December 31
	2014	2013
Cost:
Leasehold improvements	$88	$84
Computers and software	64	18
Laboratory equipment	598	568
Furniture	42	21
Vehicles*	118	-
	910	691
Less:
Accumulated depreciation and amortization	662	629
Property and Equipment, net	$248	$62

*	See note 8c relating to the lien on the Company's vehicles